DWS Investment Management Americas, Inc.
100 Summer Street
Boston, MA 02110-2146
August 31, 2026
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
RE:
Xtrackers MSCI EAFE 50% Hedged Equity ETF (the “Fund”), a series of DBX ETF Trust (the “Trust”) (Reg. Nos. 333-170122; 811-22487)
Dear Commission Staff:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 531 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Fund and was filed electronically on August 27, 2026.
Any comments or questions on this filing should be directed to the undersigned at (617) 295-3011.
Very truly yours,
/s/James M. Wall
James M. Wall
Director and Associate General Counsel
DWS Investment Management Americas, Inc.
cc:
John Marten, Vedder Price P.C.